UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number: 811-10575

                 ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2006

                   Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)         Value
                                                        ---------   -----------
MUNICIPAL BONDS-160.8%

Long-Term Municipal Bonds-160.8%
Arizona-4.0%
Arizona Hlth Fac Hosp Rev
(Phoenix Childrens Hosp) Ser 02A
6.00%, 2/15/32                                           $ 5,000    $ 5,208,550
                                                                    -----------
California-145.6%
Assoc Bay Area Gov MFHR
(Bijou Woods Apts) FNMA Ser 01A AMT
5.30%, 12/01/31                                            2,735      2,796,045
Banning Utility Auth Wtr & Enterprise Rev
(Ref & Impt Proj) FGIC Ser 05
5.25%, 11/01/30                                            1,850      1,983,348
Bellflower Redev Agy MFHR
(Bellflower Terrace) FNMA Ser 02A AMT
5.50%, 6/01/35                                             3,000      3,146,760
California CFD
(YMCA Metro LA Proj) AMBAC Ser 01
5.25%, 2/01/32                                             6,295      6,667,097
California Ed Facs Auth Rev
(Lutheran University) Ser 04C
5.00%, 10/01/24                                            1,250      1,281,713
California GO
Ser 02
5.25%, 4/01/30                                            10,000     10,508,800
Ser 03
5.25%, 2/01/24                                             1,500      1,596,405
Ser 04
5.30%, 4/01/29                                             1,000      1,066,030
Veterans Housing FSA Ser 01
5.60%, 12/01/32                                            1,205      1,227,449
Veterans Housing MBIA Ser 01BZ AMT
5.375%, 12/01/24                                           4,000      4,028,800
California Hgr Ed Fac
(Univ of The Pacific) Ser 02
5.375%, 11/01/32                                           4,035      4,217,907
California Hlth Fac
(Sutter Health) Ser 00A
6.25%, 8/15/35                                             5,000      5,543,400
California Hlth Fac Hosp Rev
(Lucile Salter Packard Hosp) AMBAC Ser 03C
5.00%, 8/15/22                                             3,295      3,457,180
California Hlth Fac Rev
(Cottage Health Sys) MBIA Ser 03B
5.00%, 11/01/23                                            2,770      2,901,963
California Pub Wks Bd Lease Rev
(Dept of Hlth Svcs-Richmond Lab) XLCA Ser 05B
5.00%, 11/01/30                                            3,500      3,622,605
California State Dept of Wtr
Ser 02A
5.375%, 5/01/22                                            4,000      4,435,160
California Statewide Cmnty Dev Auth Rev
(Daughters Of Charity Health) Ser 05A
5.25%, 7/01/24                                               775        802,908
California Statewide Ed Fac
(Bentley School) Ser 01
6.75%, 7/01/32                                             2,500      2,721,125
California Statewide Hosp Rev
(Kaiser Permanente) Ser 02
5.50%, 11/01/32                                            4,000      4,192,240

Cucamonga Sch Dist
Ser 02
5.125%, 6/01/23                                                820      834,678
Fontana Pub Fin Auth
AMBAC (No Fontana Redev Proj) Ser 03A
5.50%, 9/01/32 (a)(b)                                        4,800    5,140,368
Fontana Spec Tax
(Cmnty Facs Dist No 22-Sierra Hills) Ser 04
5.85%, 9/01/25                                               2,000    2,060,200
Golden State
Tobacco Settlement Bonds XLCA Ser 03B
5.50%, 6/01/33                                               5,000    5,559,200
Huntington Park Pub Fin Auth Rev
FSA Ser 04A
5.25%, 9/01/17                                               1,000    1,112,730
La Quinta Fin Auth Loc Agy Rev
AMBAC Ser 04A
5.25%, 9/01/24                                               3,000    3,227,070
Loma Linda Hosp Rev
(Loma Linda Univ Med Ctr) Ser 05A
5.00%, 12/01/23                                                500      510,480
Los Angeles Cmnty Redev Agy
Ser 04L
5.00%, 3/01/18                                               1,000    1,009,450
Los Angeles Cnty Metro Tran Auth
FGIC Ser 00A
5.25%, 7/01/30                                               4,700    4,980,590
Los Angeles Cnty Pub Works Fin Auth Lease Rev
(Master Ref Proj) MBIA Ser 05A
5.00%, 12/01/27                                              2,170    2,269,321
Los Angeles Dept of Wtr & Pwr
Elec Rev FGIC Ser 01A
5.125%, 7/01/41                                             10,000   10,330,800
Los Angeles Spec Tax
(Grand Central Square) AMBAC Ser 02 AMT
5.375%, 12/01/26                                             6,635    6,643,294
Los Angeles Uni Sch Dist
MBIA Ser 02E
5.125%, 1/01/27                                             10,000   10,578,100
Mount San Antonio Cmnty Coll
MBIA Ser 04B
5.25%, 8/01/24                                               1,510    1,681,596
Murrieta Valley Uni Sch Dist CFD
(Rancho Mira Mosa) Ser 02
6.375%, 9/01/32                                              1,000    1,060,500
Ser 02 ETM
6.375%, 9/01/32                                                975    1,027,231
Napa MFHR
(Vintage at Napa Apts) FNMA Ser 01A AMT
5.20%, 6/15/34                                               4,500    4,716,900
Ohlone Cmnty Coll Dist GO
(Ohlone) FSA Ser 05B
5.00%, 8/01/24                                               1,150    1,217,724
Orange Cnty
(San Joaquin Hills Transp) MBIA Ser 97
5.25%, 1/15/30                                               5,000    5,172,950
Palo Alto Assess Dist
(University Ave Area Off Street Parking) Ser 02A
5.875%, 9/02/30                                              8,020    8,182,886
Perris Union Hgh Sch Dist
FGIC Ser 05A
5.00%, 9/01/24                                               1,200    1,271,136
Pomona COP
AMBAC Ser 03
5.50%, 6/01/34                                               1,640    1,789,781
Port of Oakland
FGIC Ser 02L AMT
5.375%, 11/01/27                                             5,000    5,287,450
Riverside Cnty Pub Fin Auth Tax Alloc Rev
(Redev Proj) XLCA Ser 04
5.00%, 10/01/23-10/01/24                                     2,860    2,985,279

Salinas Valley Sld Waste
(Transfer Station) AMBAC Ser 02 AMT
5.25%, 8/01/31                                             3,930      4,092,152
San Diego Uni Port Dist Rev
MBIA Ser 04B
5.00%, 9/01/24                                             1,030      1,081,984
San Diego Uni Sch Dist
(Election 1998) MBIA Ser 04E-1
5.00%, 7/01/23-7/01/24                                     2,000      2,129,400
San Francisco City & Cnty Arpt Rev
(Int'l Arpt) FGIC Ser 03
5.125%, 5/01/19                                            1,000      1,074,640
(Int'l Arpt) MBIA Ser 02-28A AMT
5.125%, 5/01/32                                            2,500      2,581,325
San Francisco City & Cnty Lease Rev
(San Bruno Jail #3) AMBAC Ser 00
5.25%, 10/01/33                                            5,000      5,269,450
San Ramon Valley Uni Sch Dist
(Election 2002) FSA Ser 04
5.00%, 8/01/24                                             1,425      1,501,579
Sequoia Uni Sch Dist
FSA Ser 02
5.125%, 7/01/31                                            1,770      1,860,624
Temecula Redev Agy
MBIA Ser 02
5.25%, 8/01/36                                             6,270      6,587,826
Torrance COP
(Ref & Pub Impt Proj) AMBAC Ser 04A
5.00%, 6/01/24                                             2,275      2,386,976
(Ref & Pub Impt Proj) AMBAC Ser 05B TBD
5.00%, 6/01/24                                               665        697,731
Yorba Linda
(Black Gold Golf Course Proj Rev) Ser 00
7.50%, 10/01/30                                            4,500      4,985,685
                                                                   ------------
                                                                    189,096,021
                                                                   ------------
Colorado-0.4%
Adonea Metro Dist No 2
Ser 05A
6.125%, 12/01/25                                             500        495,580
                                                                   ------------
Ohio-0.4%
Port Auth of Columbiana Cnty SWR
(Apex Environmental Llc) Ser 04A AMT
7.125%, 8/01/25                                              500        502,415
                                                                   ------------
Puerto Rico-10.4%
Puerto Rico Elec Pwr Auth Rev
XLCA Ser 02-2
5.25%, 7/01/31                                             6,000      6,377,820
Puerto Rico Hwy & Trans Auth
Ser 02D
5.375%, 7/01/36                                            6,450      7,096,161
                                                                   ------------
                                                                     13,473,981
                                                                   ------------
Total Investments-160.8%
(cost $198,570,872)                                                 208,776,547
Other assets less liabilities-1.6%                                    2,085,015
Preferred Stock, at redemption value-(62.4%)                        (81,000,000)
                                                                   ------------
Net Assets Applicable to Common Shareholders-100%(c)               $129,861,562
                                                                   ------------

INTEREST RATE SWAP TRANSACTIONS

                                                    Rate Type
                                         -------------------------------
                                            Payments         Payments
                Notional                     made by         received        Unrealized
     Swap        Amount    Termination         the            by the        Appreciation/
 Counterparty     (000)        Date         Portfolio        Portfolio     (Depreciation)
-----------------------------------------------------------------------------------------
Goldman Sachs    $10,900     02/03/06       76.48% of          BMA*           $(3,607)
                                         1 Month LIBOR+
Merrill Lynch     10,900     02/03/06           BMA*         85.10% of          7,264
                                                          1 Month LIBOR+

* BMA (Bond Market Association)

+ LIBOR (London Interbank Offered Rate)

INANCIAL FUTURES CONTRACTS SOLD

                                                       Value at
               Number of   Expiration    Original    January 31,    Unrealized
    Type       Contracts     Month         Value         2006      Appreciation
--------------------------------------------------------------------------------
U.S. T-Note
10 Yr Future       48      March 2006   $5,221,304    $5,205,000      $16,304

(a) Position, or portion thereof, with a market value of $267,727 has been segregated to collateralize margin requirements for open futures contracts.

(b) Represents entire or partial position as collateral for interest rate swaps.

(c) Portfolio percentages are calculated based on net assets applicable to common shareholders.

Glossary of Terms:

AMBAC   - American Municipal Bond Assurance Corporation
AMT     - Alternative Minimum Tax- (subject to)
CFD     - Community Facilities District
COP     - Certificate of Participation
ETM     - Escrow to Maturity
FGIC    - Financial Guaranty Insurance Company
FNMA    - Federal National Mortgage Association
FSA     - Financial Security Assurance, Inc.
GO      - General Obligation
MBIA    - Municipal Bond Investors Assurance
MFHR    - Multi-Family Housing Revenue
SWR     - Solid Waste Revenue
TBD     - To be determined
XLCA    - XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance California Municipal Income Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------
    Marc O. Mayer
    President

Date: March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------
    Marc O. Mayer
    President

Date: March 23, 2006


By: /s/ Mark D. Gersten
    -------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: March 23, 2006